UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2014

*	This Form N-Q pertains to the following series of the Registrant: MFS Commodity Strategy Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2014

MFS® COMMODITY STRATEGY FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 61.3%
Asset-Backed & Securitized - 8.4%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$610,631	$611,226
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.433%, 10/10/17	930,000	930,143
ARI Fleet Lease Trust, “A”, FRN, 0.702%, 3/15/20 (n)	353,062	353,126
ARI Fleet Lease Trust, “A”, FRN, 0.452%, 1/15/21 (n)	451,199	450,927
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (z)	960,000	960,076
Babson Ltd., CLO, “A1”, FRN, 0.483%, 7/20/19 (n)	59,957	59,767
Babson Ltd., CLO, “A1”, FRN, 0.458%, 1/18/21 (z)	611,697	605,560
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	1,020,000	1,020,115
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.536%, 3/21/16	1,120,000	1,121,011
Capital Trust Realty Ltd., CDO, 5.16%, 6/25/35 (n)	973	1,000
Cent CDO XI Ltd., “A1”, FRN, 0.494%, 4/25/19 (n)	666,136	660,626
Chesapeake Funding LLC, “A”, FRN, 0.905%, 11/07/23 (n)	528,610	530,534
Chesapeake Funding LLC, “A”, FRN, 0.605%, 1/07/25 (n)	1,405,045	1,406,847
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	1,002,668	1,003,039
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	800,000	864,967
CNH Equipment Trust, “A2”, 0.45%, 4/15/16	69,511	69,513
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	534,381	534,805
CNH Wholesale Master Note Trust, “A”, FRN, 0.752%, 8/15/19 (n)	1,444,000	1,447,864
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	127,553	128,213
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.855%, 9/15/39	485,278	532,058
CWCapital Cobalt Ltd., “A4”, FRN, 5.775%, 5/15/46	600,245	660,914
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (z)	1,410,000	1,408,425
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 1/15/16	818,480	819,188
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	406,000	407,341
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.502%, 9/15/16	790,000	790,200
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.535%, 7/20/19	1,700,000	1,700,082
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	752,344	753,533
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	1,545,005	1,546,416
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.702%, 12/10/27 (n)	2,000,000	2,003,982
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.243%, 1/17/45 (n)	510,000	510,459
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	917,762	918,408
Hyundai Auto Lease Securitization Trust, “A2”, 0.51%, 9/15/15 (n)	307,284	307,306
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	1,074,155	1,076,041
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	295,760	295,917
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	753,300	817,634
Kingsland III Ltd., “A1”, CDO, FRN, 0.442%, 8/24/21 (n)	449,015	446,318
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (z)	590,000	589,679
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	1,588,022	1,588,485
Mercedes-Benz Master Owner Trust, FRN, 0.422%, 11/15/16 (n)	1,200,000	1,200,181
Motor PLC, “A1”, FRN, 0.635%, 8/25/21 (n)	934,128	933,671
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.273%, 3/15/45 (z)	730,000	731,022
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.422%, 1/15/16	1,663,463	1,664,579
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.452%, 2/15/18	1,300,000	1,300,610
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 1/22/16 (n)	806,234	806,702
Race Point CLO Ltd., “A1A”, FRN, 0.425%, 8/01/21 (n)	817,353	810,699
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	1,999,670	2,001,530
Smart Trust, “A2B”, FRN, 0.481%, 6/14/15 (n)	44,659	44,659
Smart Trust, “A2B”, FRN, 0.401%, 9/14/15	293,438	293,454
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.366%, 10/20/16	2,430,000	2,430,960
Volvo Financial Equipment LLC, “A2”, 0.53%, 11/16/15 (n)	1,109,834	1,109,974
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16 (n)	2,040,000	2,040,022
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	590,000	588,980

		$45,888,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 2.7%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$388,000	$386,505
American Honda Finance Corp., 1.85%, 9/19/14 (n)	460,000	460,809
American Honda Finance Corp., 1%, 8/11/15 (n)	810,000	815,309
American Honda Finance Corp., FRN, 0.442%, 11/03/14 (n)	570,000	570,314
American Honda Finance Corp., FRN, 0.602%, 5/26/16 (n)	700,000	702,853
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	520,000	535,277
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	1,300,000	1,307,426
Daimler Finance North America LLC, FRN, 0.834%, 1/09/15 (n)	1,200,000	1,202,286
Daimler Finance North America LLC, FRN, 0.905%, 8/01/16 (n)	480,000	484,178
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	360,000	378,545
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	570,000	596,982
Hyundai Capital America, 1.625%, 10/02/15 (n)	710,000	715,172
Nissan Motor Acceptance Corp., FRN, 0.933%, 9/26/16 (n)	1,180,000	1,187,508
Nissan Motor Acceptance Corp., FRN, 0.777%, 3/03/17 (n)	1,000,000	1,002,809
Toyota Motor Credit Corp., 3.2%, 6/17/15	600,000	615,353
Toyota Motor Credit Corp., FRN, 0.623%, 1/17/19	1,620,000	1,631,411
Volkswagen Group of America Finance LLC, FRN, 0.597%, 5/23/17 (n)	1,260,000	1,261,387
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	570,000	570,856
Volkswagen International Finance N.V., FRN, 0.828%, 11/20/14 (n)	500,000	500,794

		$14,925,774
Banks & Diversified Financials (Covered Bonds) - 1.1%
Australia & New Zealand Banking Group, FRN, 0.842%, 10/06/15 (n)	$310,000	$311,791
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	1,000,000	1,019,496
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	840,000	841,131
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	1,000,000	999,760
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	700,000	712,607
National Bank of Canada, 2.2%, 10/19/16 (n)	1,060,000	1,090,174
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	400,000	401,541
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	750,000	774,323

		$6,150,823
Broadcasting - 0.5%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$371,000	$370,909
Viacom, Inc., 1.25%, 2/27/15	800,000	803,633
Walt Disney Co., 0.45%, 12/01/15	800,000	799,808
WPP Finance, 8%, 9/15/14	880,000	887,344

		$2,861,694
Brokerage & Asset Managers - 0.4%
BlackRock, Inc., 3.5%, 12/10/14	$750,000	$758,585
BlackRock, Inc., 1.375%, 6/01/15	500,000	504,220
Franklin Resources, Inc., 1.375%, 9/15/17	182,000	181,700
NYSE Euronext, 2%, 10/05/17	486,000	492,365

		$1,936,870
Business Services - 0.3%
Cisco Systems, Inc., FRN, 0.507%, 3/03/17	$1,800,000	$1,806,910

Cable TV - 0.3%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$520,000	$533,768
NBCUniversal Enterprise Co., FRN, 0.77%, 4/15/16 (n)	870,000	874,412

		$1,408,180
Computer Software - 0.1%
Adobe Systems, Inc., 3.25%, 2/01/15	$700,000	$709,734

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.472%, 5/03/18	$910,000	$910,338

Conglomerates - 0.8%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$495,000	$499,130
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	1,156,000	1,188,300
General Electric Co., 0.85%, 10/09/15	450,000	451,962
Pentair Finance S.A., 1.35%, 12/01/15	1,510,000	1,519,937
United Technologies Corp., FRN, 0.727%, 6/01/15	460,000	461,965

		$4,121,294
Consumer Products - 0.7%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$530,000	$535,578
Mattel, Inc., 1.7%, 3/15/18	226,000	223,830
Mattel, Inc., 2.5%, 11/01/16	400,000	412,094
Newell Rubbermaid, Inc., 2%, 6/15/15	600,000	606,775
Newell Rubbermaid, Inc., 2.05%, 12/01/17	426,000	429,067
Procter & Gamble Co., 0.75%, 11/04/16	1,230,000	1,227,315
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	390,000	391,047

		$3,825,706
Consumer Services - 0.4%
eBay, Inc., 1.35%, 7/15/17	$507,000	$507,595
Experian Finance PLC, 2.375%, 6/15/17 (n)	462,000	469,317
Western Union Co., 2.375%, 12/10/15	330,000	336,018
Western Union Co., FRN, 1.227%, 8/21/15	1,020,000	1,025,950

		$2,338,880
Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3%, 3/01/18	$240,000	$246,754

Electronics - 1.0%
Applied Materials, Inc., 2.65%, 6/15/16	$750,000	$774,473
Intel Corp., 1.35%, 12/15/17	1,052,000	1,050,476
Tyco Electronics Group S.A., 1.6%, 2/03/15	500,000	502,765
Tyco Electronics Group S.A., 2.375%, 12/17/18	281,000	281,791
Tyco Electronics Group S.A., FRN, 1%, 1/29/16	2,200,000	2,200,513
Xilinx, Inc., 2.125%, 3/15/19	890,000	885,663

		$5,695,681
Emerging Market Quasi-Sovereign - 0.6%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$730,000	$730,846
Corporacion Nacional del Cobre de Chile, 4.75%, 10/15/14 (n)	580,000	583,972
Korea Development Bank, 1%, 1/22/16	710,000	709,607
Korea Gas Corp., 2.25%, 7/25/17 (n)	440,000	446,660
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	321,000	330,084
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	567,000	555,785

		$3,356,954
Energy - Independent - 0.9%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,480,000	$1,689,535
Canadian Natural Resources Ltd., FRN, 0.609%, 3/30/16	840,000	842,553
Devon Energy Corp., 1.2%, 12/15/16	870,000	870,841
Encana Corp., 5.9%, 12/01/17	585,000	661,911
Petrohawk Energy Corp., 7.25%, 8/15/18	84,000	87,196
Southwestern Energy Co., 7.5%, 2/01/18	470,000	555,011

		$4,707,047

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 1.3%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$970,000	$1,005,971
BP Capital Markets PLC, 3.125%, 10/01/15	600,000	617,853
BP Capital Markets PLC, 0.7%, 11/06/15	650,000	651,108
Chevron Corp., 0.889%, 6/24/16	370,000	371,598
Chevron Corp., 1.104%, 12/05/17	567,000	562,115
Petro-Canada Financial Partnership, 5%, 11/15/14	580,000	587,331
Shell International Finance B.V., 1.125%, 8/21/17	550,000	547,557
Shell International Finance B.V., FRN, 0.433%, 11/15/16	1,800,000	1,804,082
Total Capital International S.A., 1.5%, 2/17/17	600,000	605,767
Total Capital S.A., 3%, 6/24/15	520,000	532,494

		$7,285,876
Financial Institutions - 0.9%
General Electric Capital Corp., 2.15%, 1/09/15	$1,000,000	$1,008,150
General Electric Capital Corp., FRN, 0.83%, 12/11/15	410,000	412,458
General Electric Capital Corp., FRN, 0.833%, 1/08/16	580,000	583,696
General Electric Capital Corp., FRN, 0.463%, 1/14/16	2,100,000	2,102,117
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	540,000	558,370
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	405,000	408,693

		$5,073,484
Food & Beverages - 3.5%
Anheuser-Busch InBev S.A., 3.625%, 4/15/15	$200,000	$204,596
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	520,000	522,256
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	890,000	892,585
Campbell Soup Co., FRN, 0.525%, 8/01/14	730,000	730,000
Coca-Cola Co., 1.15%, 4/01/18	470,000	463,398
Coca-Cola Co., FRN, 0.325%, 11/01/16	1,690,000	1,691,507
Conagra Foods, Inc., 1.3%, 1/25/16	530,000	533,573
Diageo Capital PLC, 1.5%, 5/11/17	850,000	856,587
General Mills, Inc., 5.2%, 3/17/15	200,000	205,845
General Mills, Inc., FRN , 0.534%, 1/29/16	430,000	430,826
Heineken N.V., 0.8%, 10/01/15 (n)	440,000	441,035
Ingredion, Inc., 3.2%, 11/01/15	170,000	174,894
Ingredion, Inc., 1.8%, 9/25/17	314,000	314,119
Kellogg Co., 4.45%, 5/30/16	320,000	340,042
Kraft Foods Group, Inc., 1.625%, 6/04/15	920,000	928,393
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,560,000	1,797,198
Molson Coors Brewing Co., 2%, 5/01/17	960,000	974,012
PepsiCo, Inc., 2.5%, 5/10/16	970,000	1,000,841
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	800,000	827,655
SABMiller Holdings, Inc., 1.85%, 1/15/15 (n)	420,000	422,559
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	600,000	616,133
SABMiller Holdings, Inc., FRN, 0.915%, 8/01/18 (n)	1,530,000	1,538,410
Tyson Foods, Inc., 6.6%, 4/01/16	1,400,000	1,524,785
Want Want China Finance Co., 1.875%, 5/14/18 (n)	680,000	664,613
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	791,000	795,379
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	96,000	97,183

		$18,988,424
Food & Drug Stores - 0.6%
CVS Caremark Corp., 3.25%, 5/18/15	$600,000	$613,009
CVS Caremark Corp., 1.2%, 12/05/16	550,000	552,869
Walgreen Co., 1%, 3/13/15	650,000	652,310
Walgreen Co., 1.8%, 9/15/17	1,229,000	1,236,270

		$3,054,458

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$580,000	$598,397

Insurance - 1.7%
Aflac, Inc., 3.45%, 8/15/15	$700,000	$721,284
American International Group, Inc., 5.85%, 1/16/18	512,000	579,780
American International Group, Inc., 2.3%, 7/16/19	1,320,000	1,311,638
Lincoln National Corp., 4.3%, 6/15/15	250,000	257,628
MetLife Global Funding I, FRN, 0.613%, 4/10/17 (n)	1,700,000	1,703,589
MetLife, Inc., 1.756%, 12/15/17	178,000	178,795
Metropolitan Life Global Funding I, 0.763%, 7/15/16 (n)	980,000	986,889
New York Life Global Funding, 1.3%, 1/12/15 (n)	1,450,000	1,455,630
PRICOA Global Funding I, FRN, 0.495%, 8/19/15 (n)	550,000	551,146
Prudential Financial, Inc., FRN, 1.003%, 8/15/18	1,250,000	1,256,429
UnumProvident Corp., 6.85%, 11/15/15 (n)	150,000	160,595
Voya Financial, Inc., 2.9%, 2/15/18	423,000	435,808

		$9,599,211
Insurance - Health - 0.2%
Aetna, Inc., 1.5%, 11/15/17	$100,000	$99,859
WellPoint, Inc., 5%, 12/15/14	740,000	752,477
Wellpoint, Inc., 1.25%, 9/10/15	20,000	20,118

		$872,454
Insurance - Property & Casualty - 0.5%
ACE Ltd., 2.6%, 11/23/15	$550,000	$563,510
Aon Corp., 3.5%, 9/30/15	600,000	618,420
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	800,000	813,874
Berkshire Hathaway, Inc., FRN, 0.923%, 8/15/14	870,000	869,989

		$2,865,793
International Market Quasi-Sovereign - 2.9%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$304,000	$306,174
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	1,150,000	1,145,564
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	1,110,000	1,116,192
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	590,000	594,978
Electricite de France, 2.15%, 1/22/19 (n)	1,200,000	1,200,563
FMS Wertmanagement, 0.625%, 4/18/16	1,020,000	1,021,294
KfW Bankengruppe, 0.5%, 9/30/15	1,250,000	1,253,199
Kommunalbanken A.S., 0.375%, 4/10/15 (n)	580,000	580,357
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	1,200,000	1,219,674
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	560,000	558,499
Kommunalbanken A.S., 1%, 3/15/18 (n)	330,000	324,266
Kommunalbanken A.S., FRN, 0.367%, 10/31/16 (n)	160,000	160,107
Kreditanstalt für Wiederaufbau, FRN, 0.204%, 1/23/15	850,000	850,063
Municipality Finance PLC, 2.375%, 5/16/16	1,180,000	1,216,563
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	230,000	230,638
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	1,570,000	1,565,259
Statoil A.S.A., 2.9%, 10/15/14	700,000	703,297
Statoil A.S.A., 1.8%, 11/23/16	350,000	357,087
Statoil A.S.A., FRN, 0.513%, 5/15/18	852,000	852,328
Statoil A.S.A., FRN, 0.684%, 11/08/18	490,000	493,091

		$15,749,193
International Market Sovereign - 0.9%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$1,070,000	$1,066,940
Kingdom of Denmark, 0.875%, 3/20/17 (z)	500,000	499,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of Sweden, 1%, 2/27/18 (n)	$1,100,000	$1,083,237
Republic of Finland, 1.25%, 10/19/15 (n)	1,300,000	1,314,442
Republic of Iceland, 4.875%, 6/16/16 (n)	1,037,000	1,084,013

		$5,048,107
Internet - 0.1%
Baidu, Inc., 2.75%, 6/09/19	$539,000	$538,235

Local Authorities - 1.2%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$3,200,000	$3,192,576
Kommuninvest i Sverige AB, 0.875%, 12/13/16 (n)	450,000	449,780
Province of Ontario, 4.5%, 2/03/15	1,000,000	1,021,140
Province of Ontario, 1.1%, 10/25/17	1,110,000	1,100,272
State of Illinois, 4.961%, 3/01/16	620,000	656,592

		$6,420,360
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 5/29/15	$570,000	$573,976

Major Banks - 6.9%
ABN AMRO Bank N.V., 1.375%, 1/22/16 (n)	$640,000	$644,261
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	780,000	833,048
ABN AMRO Bank N.V., FRN, 0.639%, 6/06/16 (n)	1,130,000	1,128,138
Bank of Montreal, 1.45%, 4/09/18	3,010,000	2,961,389
Bank of New York Mellon Corp., 2.2%, 5/15/19	1,650,000	1,647,251
Bank of Nova Scotia, FRN, 0.63%, 3/15/16	1,420,000	1,425,307
Bank of Nova Scotia, FRN, 0.753%, 7/15/16	420,000	422,464
BNP Paribas, 2.7%, 8/20/18	1,090,000	1,110,682
BNP Paribas, FRN, 0.82%, 12/12/16	280,000	280,852
BNP Paribas, FRN, 0.712%, 3/17/17	600,000	600,304
Canadian Imperial Bank of Commerce, FRN, 0.753%, 7/18/16	840,000	844,785
Commonwealth Bank of Australia, 3.75%, 10/15/14 (n)	600,000	604,086
Commonwealth Bank of Australia, FRN, 0.731%, 9/20/16 (n)	1,020,000	1,025,833
Commonwealth Bank of Australia, FRN, 0.589%, 3/13/17 (n)	410,000	410,526
DBS Bank Ltd., 2.35%, 2/28/17 (n)	770,000	793,114
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	1,135,000	1,188,653
HSBC Bank PLC, 3.1%, 5/24/16 (n)	310,000	322,549
HSBC Bank PLC, FRN, 0.863%, 5/15/18 (n)	1,294,000	1,305,593
HSBC USA, Inc., 2.375%, 2/13/15	350,000	353,759
HSBC USA, Inc., 1.625%, 1/16/18	170,000	169,650
Huntington National Bank, FRN, 0.657%, 4/24/17	1,910,000	1,911,270
ING Bank N.V., 3.75%, 3/07/17 (n)	424,000	448,863
ING Bank N.V., FRN, 1.18%, 3/07/16 (n)	540,000	544,711
ING Bank N.V., FRN, 1.872%, 9/25/15 (n)	560,000	568,680
KeyCorp, 3.75%, 8/13/15	650,000	670,997
National Australia Bank Ltd., 2%, 3/09/15	770,000	777,740
Nordea Bank AB, FRN, 0.684%, 5/13/16 (n)	1,000,000	1,004,776
Nordea Bank AB, FRN, 0.592%, 4/04/17 (n)	410,000	410,535
PNC Bank N.A., 1.3%, 10/03/16	790,000	795,704
PNC Bank N.A., 1.15%, 11/01/16	1,200,000	1,205,410
PNC Bank N.A., 2.25%, 7/02/19	1,140,000	1,141,206
PNC Bank N.A., FRN, 0.545%, 1/28/16	560,000	560,739
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,050,000	1,069,862
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	400,000	405,120
Standard Chartered PLC, 3.85%, 4/27/15 (n)	420,000	429,764

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
State Street Bank & Trust Co., FRN, 0.43%, 12/08/15	$678,000	$678,311
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	740,000	745,352
Sumitomo Mitsui Banking Corp., FRN, 0.554%, 7/11/17	1,400,000	1,401,198
Wells Fargo & Co., 3.75%, 10/01/14	750,000	754,047
Wells Fargo & Co., 1.25%, 2/13/15	840,000	843,537
Wells Fargo & Co., FRN, 0.763%, 7/20/16	760,000	764,645
Westpac Banking Corp., 0.95%, 1/12/16	1,180,000	1,185,757
Westpac Banking Corp., 2%, 8/14/17	400,000	407,034
Westpac Banking Corp., FRN, 0.557%, 5/19/17	1,000,000	1,000,549

		$37,798,051
Medical & Health Technology & Services - 1.2%
Baxter International, Inc., 1.85%, 1/15/17	$390,000	$396,806
Becton, Dickinson & Co., 1.75%, 11/08/16	300,000	305,112
CareFusion Corp., 1.45%, 5/15/17	420,000	418,548
Catholic Health Initiatives, 1.6%, 11/01/17	400,000	399,066
Covidien International Finance S.A., 6%, 10/15/17	401,000	455,667
Covidien International Finance S.A., 1.35%, 5/29/15	650,000	654,515
Express Scripts Holding Co., 2.1%, 2/12/15	1,100,000	1,109,358
McKesson Corp., 0.95%, 12/04/15	740,000	742,294
McKesson Corp., 3.25%, 3/01/16	470,000	486,841
McKesson Corp., FRN, 0.629%, 9/10/15	750,000	751,313
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	840,000	859,860

		$6,579,380
Metals & Mining - 0.9%
Barrick Gold Corp., 2.5%, 5/01/18	$360,000	$363,636
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	290,000	316,447
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	890,000	905,803
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	420,000	423,823
Glencore Funding LLC, FRN, 1.387%, 5/27/16 (n)	1,520,000	1,528,731
Rio Tinto Finance (USA) Ltd., 2.5%, 5/20/16	1,530,000	1,574,678

		$5,113,118
Midstream - 0.8%
EnLink Midstream Partners LP, 2.7%, 4/01/19	$430,000	$433,382
Enterprise Products Operating LP, 3.7%, 6/01/15	500,000	512,933
Enterprise Products Operating LP, 6.5%, 1/31/19	930,000	1,094,324
Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	580,000	587,378
ONEOK Partners LP, 3.2%, 9/15/18	790,000	818,464
TransCanada PipeLines Ltd., FRN, 0.914%, 6/30/16	1,190,000	1,200,651

		$4,647,132
Mortgage-Backed - 2.3%
Fannie Mae, 5.05%, 1/01/16	$1,526,216	$1,586,665
Fannie Mae, 0.594%, 8/25/15	1,418,394	1,420,673
Fannie Mae, 5.133%, 2/01/16	478,564	503,755
Fannie Mae, 1.114%, 2/25/17	867,110	867,352
Fannie Mae, 4.5%, 4/01/24	1,039,216	1,108,348
Fannie Mae, 4%, 3/01/25	116,523	124,732
Fannie Mae, 4.5%, 5/01/25	376,808	400,008
Fannie Mae, FRN, 0.442%, 12/25/17	913,731	915,248
Fannie Mae, FRN, 0.402%, 5/25/18	890,000	889,791
Fannie Mae, TBA, 3%, 8/01/29	750,000	773,203
Freddie Mac, 1.655%, 11/25/16	228,564	231,637

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 1.426%, 8/25/17	$272,000	$273,136
Freddie Mac, 4%, 7/01/25	650,150	693,839
Freddie Mac, 3.5%, 8/01/26	867,693	913,178
Freddie Mac, 2.5%, 7/01/28	1,869,177	1,881,323

		$12,582,888
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$1,400,000	$1,409,170

Natural Gas - Distribution - 0.1%
GDF Suez, 1.625%, 10/10/17 (n)	$740,000	$745,292

Network & Telecom - 1.9%
AT&T, Inc., 0.8%, 12/01/15	$1,430,000	$1,432,287
AT&T, Inc., 2.4%, 8/15/16	160,000	164,850
AT&T, Inc., FRN, 0.608%, 2/12/16	140,000	140,372
AT&T, Inc., FRN, 1.137%, 11/27/18	1,570,000	1,598,623
British Telecommunications PLC, 2.35%, 2/14/19	1,090,000	1,095,290
France Telecom, 2.125%, 9/16/15	700,000	709,650
Verizon Communications, Inc., 0.7%, 11/02/15	970,000	970,979
Verizon Communications, Inc., 1.35%, 6/09/17	580,000	579,125
Verizon Communications, Inc., FRN, 1.76%, 9/15/16	1,850,000	1,898,901
Verizon Communications, Inc., FRN, 1.002%, 6/17/19	1,740,000	1,764,092

		$10,354,169
Oil Services - 0.2%
Noble Corp., 3.45%, 8/01/15	$260,000	$266,551
Transocean, Inc., 5.05%, 12/15/16	650,000	703,507
Transocean, Inc., 2.5%, 10/15/17	292,000	296,273

		$1,266,331
Oils - 0.1%
Phillips 66, 1.95%, 3/05/15	$350,000	$353,091

Other Banks & Diversified Financials - 4.4%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$439,000	$455,861
American Express Centurion Bank, FRN, 0.674%, 11/13/15	500,000	502,038
American Express Credit Corp., 2.8%, 9/19/16	420,000	436,300
American Express Credit Corp., FRN, 1.33%, 6/12/15	50,000	50,429
Banco Santander Chile, FRN, 1.134%, 4/11/17 (z)	1,410,000	1,409,975
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.677%, 2/26/16 (n)	550,000	551,207
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.84%, 9/09/16 (n)	1,320,000	1,326,877
Banque Federative du Credit Mutuel, FRN, 1.085%, 10/28/16 (n)	420,000	423,530
Banque Federative du Credit Mutuel, FRN, 1.083%, 1/20/17 (n)	1,010,000	1,018,359
BB&T Corp., 1.45%, 1/12/18	521,000	516,699
Capital One Financial Corp., 2.45%, 4/24/19	420,000	420,425
Capital One Financial Corp., 2.15%, 3/23/15	750,000	757,797
Capital One Financial Corp., FRN, 0.862%, 11/06/15	320,000	321,598
Danske Bank A.S., 3.75%, 4/01/15 (n)	690,000	704,594
Fifth Third Bancorp, 1.35%, 6/01/17	1,800,000	1,798,781
Fifth Third Bancorp, 2.3%, 3/01/19	364,000	363,580
First Republic Bank, 2.375%, 6/17/19	278,000	278,480
Groupe BPCE S.A., 2.5%, 12/10/18	920,000	926,927
Groupe BPCE S.A., FRN, 1.484%, 4/25/16	1,700,000	1,725,900
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	640,000	656,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	$660,000	$667,368
Lloyds Bank PLC, 2.3%, 11/27/18	630,000	634,988
Lloyds TSB Bank PLC, 4.375%, 1/12/15 (n)	1,000,000	1,016,865
Macquarie Bank Ltd., 5%, 2/22/17 (n)	1,076,000	1,167,177
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	480,000	476,533
SunTrust Banks, Inc., 3.5%, 1/20/17	598,000	630,708
Svenska Handelsbanken AB, 2.875%, 4/04/17	566,000	589,501
Svenska Handelsbanken AB, FRN, 0.679%, 3/21/16	1,290,000	1,296,553
Svenska Handelsbanken AB, FRN, 0.699%, 9/23/16	250,000	251,382
Swedbank AB, 2.125%, 9/29/17 (n)	2,462,000	2,497,950
Union Bank, 3%, 6/06/16	280,000	290,847

		$24,165,809
Personal Computers & Peripherals - 0.1%
Hewlett-Packard Co., 2.625%, 12/09/14	$610,000	$614,626

Pharmaceuticals - 1.0%
AbbVie, Inc., FRN, 0.982%, 11/06/15	$730,000	$735,655
Amgen, Inc., 2.3%, 6/15/16	440,000	451,150
Bristol-Myers Squibb Co., 0.875%, 8/01/17	1,087,000	1,073,999
Celgene Corp., 2.45%, 10/15/15	532,000	541,435
Mylan, Inc., 1.8%, 6/24/16	790,000	799,873
Mylan, Inc., 1.35%, 11/29/16	205,000	205,147
Sanofi, 1.2%, 9/30/14	170,000	170,249
Sanofi, 1.25%, 4/10/18	1,400,000	1,377,776
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	330,000	330,964

		$5,686,248
Printing & Publishing - 0.3%
Pearson PLC, 4%, 5/17/16 (n)	$1,000,000	$1,048,005
Thomson Reuters Corp., 0.875%, 5/23/16	740,000	739,034

		$1,787,039
Real Estate - Apartment - 0.2%
ERP Operating, REIT, 5.125%, 3/15/16	$925,000	$988,406

Real Estate - Healthcare - 0.1%
Health Care REIT, Inc., 2.25%, 3/15/18	$264,000	$266,410
Ventas Realty LP, 1.55%, 9/26/16	470,000	473,932

		$740,342
Real Estate - Office - 0.2%
Mack-Cali Realty LP, 2.5%, 12/15/17	$330,000	$334,639
Vornado Realty LP, REIT, 2.5%, 6/30/19	595,000	593,853

		$928,492
Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 6.1%, 5/01/16	$410,000	$442,643
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	302,000	299,652

		$742,295
Retailers - 0.3%
Target Corp., 2.3%, 6/26/19	$910,000	$913,492
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	300,000	311,109
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	421,000	419,786

		$1,644,387

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - 0.3%
Air Products & Chemicals, Inc., 2%, 8/02/16	$174,000	$178,207
Airgas, Inc., 2.95%, 6/15/16	700,000	723,612
Ecolab, Inc., 2.375%, 12/08/14	380,000	382,560
Ecolab, Inc., 1%, 8/09/15	430,000	431,711

		$1,716,090
Supermarkets - 0.2%
Tesco PLC, 2%, 12/05/14 (n)	$540,000	$542,859
Woolworths Ltd., 2.55%, 9/22/15 (n)	600,000	612,432

		$1,155,291
Supranational - 0.3%
International Bank for Reconstruction and Development, 0.5%, 4/15/16	$1,500,000	$1,500,282

Telecommunications - Wireless - 0.3%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$262,000	$268,341
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	900,000	892,220
Crown Castle Towers LLC, 3.214%, 8/15/15 (n)	310,000	314,911

		$1,475,472
Tobacco - 0.3%
B.A.T. International Finance PLC, 1.4%, 6/05/15 (n)	$620,000	$624,347
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	371,000	369,635
Lorillard Tobacco Co., 3.5%, 8/04/16	370,000	386,160
Reynolds American, Inc., 1.05%, 10/30/15	430,000	430,008

		$1,810,150
Transportation - Services - 0.1%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$330,000	$331,971
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	302,000	312,619

		$644,590
U.S. Government Agencies and Equivalents - 1.1%
Aid-Egypt, 4.45%, 9/15/15	$1,270,000	$1,326,866
Government of Ukraine, 1.844%, 5/16/19	296,000	296,000
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	750,000	751,875
National Credit Union Administration, 1.4%, 6/12/15	1,500,000	1,515,510
Private Export Funding Corp., 1.875%, 7/15/18	1,120,000	1,133,944
Small Business Administration, 2.25%, 7/01/21	814,142	832,471

		$5,856,666
U.S. Treasury Obligations - 3.1%
U.S. Treasury Notes, 0.25%, 7/15/15	$17,000,000	$17,018,598

Utilities - Electric Power - 1.8%
American Electric Power Co., Inc., 1.65%, 12/15/17	$398,000	$398,333
Dominion Resources, Inc., 1.95%, 8/15/16	880,000	896,771
Duke Energy Corp., 1.625%, 8/15/17	209,000	210,549
Duke Energy Corp., FRN, 0.611%, 4/03/17	1,060,000	1,063,064
Duke Energy Indiana, Inc., FRN, 0.584%, 7/11/16	370,000	371,303
Enel Finance International S.A., 6.25%, 9/15/17 (n)	750,000	850,421
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	804,000	806,562
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	670,000	674,174
PG&E Corp., 2.4%, 3/01/19	660,000	662,085
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	1,240,000	1,294,535

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
PSEG Power LLC, 2.75%, 9/15/16	$360,000	$372,790
Southern Co., 2.375%, 9/15/15	1,000,000	1,019,420
Southern Co., 2.45%, 9/01/18	630,000	642,355
Virginia Electric and Power Co., 1.2%, 1/15/18	700,000	691,076

		$9,953,438
Total Bonds		$336,836,238

Commodity-Linked Structured Notes (n)(x) - 22.0%
Bank of America Corp. - BCOMTR Linked, FRN, 0.153%, 1/09/15	$13,000,000	$14,705,445
Canadian Imperial Bank of Commerce - BCOMTR Linked, FRN, 0.051%, 11/08/14	3,000,000	3,124,079
Citigroup, Inc. - BCOMPRTR Linked, FRN, 0%, 7/08/14	8,500,000	9,504,904
Citigroup, Inc. - BCOMGRTR Linked, FRN, 0%, 12/22/14	3,000,000	1,963,463
Citigroup, Inc. - BCOMIN3T Linked, FRN, 0%, 10/10/14	3,000,000	3,415,804
Citigroup, Inc. - BCOMSOTR Linked, FRN, 0%, 10/10/14	2,000,000	2,399,885
Credit Suisse Group AG - BCOMENTR Linked, FRN, 0.005%, 1/09/15	4,000,000	4,652,450
Credit Suisse Group AG - BCOMGRTR Linked, FRN, 0.005%, 2/24/15	8,500,000	6,411,205
Credit Suisse Group AG - BCOMLITR Linked, FRN, 0.003%, 3/09/15	4,000,000	5,412,790
Deutsche Bank AG - BCOMSO3T Linked, FRN, 0.01%, 5/18/15	5,000,000	4,153,904
Deutsche Bank AG London - BCOMF3T Linked, FRN, 0.084%, 6/22/15	8,000,000	6,859,182
Deutsche Bank AG London - BCOMSOTR Linked, FRN, 0.001%, 11/12/14	4,000,000	4,277,361
JPMorgan Chase Bank N.A. - BCOMPRTR Linked, FRN, 0.127%, 9/02/14	2,000,000	1,787,801
JPMorgan Chase Bank N.A. - BCOMENTR Linked, FRN, 0.125%, 8/18/14	8,000,000	8,407,520
JPMorgan Chase Bank N.A. - BCOMGRTR Linked, FRN, 0.134%, 1/09/15	2,500,000	1,624,203
JPMorgan Chase Bank N.A. - BCOMLITR Linked, FRN, 0.13%, 9/15/14	3,500,000	5,429,703
JPMorgan Chase Bank N.A. - BCOMSF3 Linked, FRN, 0%, 5/08/15	6,300,000	5,738,624
Morgan Stanley - BCOMENTR Linked, FRN, 0.09%, 12/08/14	2,500,000	2,961,700
Morgan Stanley - BCOMENTR Linked, FRN, 0.09%, 12/22/14	3,000,000	3,893,917
UBS AG - BCOMEN3T Linked, FRN, 0.08%, 6/15/15	5,000,000	4,315,579
UBS AG - BCOMEN3T Linked, FRN, 0.075%, 8/18/14	7,500,000	8,040,032
UBS AG - BCOMENTR Linked, FRN, 0.03%, 9/15/14	2,500,000	2,791,798
UBS AG - BCOMINTR Linked, FRN, 0.03%, 9/15/14	2,500,000	3,149,334
UBS AG - BCOMPRTR Linked, FRN, 0.077%, 2/24/15	5,000,000	5,567,899
Total Commodity-Linked Structured Notes		$120,588,582

Short-Term Obligations (y) - 0.6%
Barclays U.S. Funding Corp., 0.08%, due 8/01/14	$1,126,000	$1,126,000
International Business Machines Corp., 0.06%, due 8/18/14	1,126,000	1,125,968
National Australia Funding (Delaware), Inc., 0.035%, due 8/01/14	1,126,000	1,126,000
Total Short-Term Obligations		$3,377,968

Money Market Funds - 11.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	62,725,399	$62,725,399
Total Investments		$523,528,187

Other Assets, Less Liabilities - 4.7%		25,694,894
Net Assets - 100.0%		$549,223,081

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $225,837,646 representing 41.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22	4/01/14	$959,977	$960,076
Babson Ltd., CLO, “A1”, FRN, 0.458%, 1/18/21	6/24/14	606,419	605,560
Banco Santander Chile, FRN, 1.134%, 4/11/17	4/08/14	1,410,000	1,409,975
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19	2/11/14	1,409,943	1,408,425
Kingdom of Denmark, 0.875%, 3/20/17	3/11/14	499,649	499,475
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17	4/15/14	589,952	589,679
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.273%, 3/15/45	3/13/14	730,000	731,022
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	321,000	330,084
Total Restricted Securities			$6,534,296
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index composed of futures contracts on brent crude.
BCOMEN3T	Bloomberg Energy Subindex 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on crude oil, heating oil, natural gas and unleaded gasoline.
BCOMENTR	Bloomberg Energy Subindex Total Return, this index is composed of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMGRTR	Bloomberg Grains Subindex Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper.
BCOMIN3T	Bloomberg Industrial Metals Subindex 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc.
BCOMINTR	Bloomberg Industrial Metals Subindex Total Return, this index is composed of futures contracts on aluminum, copper, nickel and zinc.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMLITR	Bloomberg Livestock Subindex Total Return, this index is composed of futures contracts on live cattle and lean hogs.
BCOMPRTR	Bloomberg Precious Metals Subindex Total Return, this index is composed of futures contracts on gold and silver.
BCOMSF3	Bloomberg Commodity Index 3 Month Forward Total Return, A commodity group subindex of the DJ-UBSCI composed longer-dated futures contracts on aluminum, copper, nickel and zinc. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMSO3T	Bloomberg Softs Subindex 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on coffee, cotton and sugar.
BCOMSOTR	Bloomberg Softs Sub-Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans.
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
BCOMZSTR	Bloomberg Zinc Subindex Total Return, this index is composed of futures contracts on zinc.
CDO	Collateralized Debt Obligation

Portfolio of Investments (unaudited) – continued

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Swap Agreements at 7/31/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
8/18/2015	USD	2,500,000	Goldman Sachs International	BCOMLITR (floating rate)	0.20% (fixed rate)	$199
8/18/2015	USD	5,000,000	JPMorgan Chase Bank	BCOMSITR (floating rate)	0.10% (fixed rate)	225
8/18/2015	USD	5,000,000	Goldman Sachs International	BCOMGCTR (floating rate)	0.09% (fixed rate)	207
7/06/2015	USD	36,823,762	Goldman Sachs International	BCOMINTR (floating rate)	0.09% (fixed rate)	3,606
7/16/2015	USD	8,823,848	Goldman Sachs International	BCOMENTR (floating rate)	0.12% (fixed rate)	1,090
8/10/2015	USD	6,000,000	Goldman Sachs International	BCOMINTR (floating rate)	0.09% (fixed rate)	476
8/10/2015	USD	12,000,000	Goldman Sachs International	BCOMGCTR (floating rate)	0.10% (fixed rate)	1,028
8/11/2015	USD	5,000,000	Citigroup	BCOMSMT (floating rate)	0.22% (fixed rate)	55,822
8/11/2015	USD	5,000,000	Goldman Sachs International	BCOMHGTR (floating rate)	0.11% (fixed rate)	387
8/11/2015	USD	5,000,000	Citigroup	BCOMZSTR (floating rate)	0.09% (fixed rate)	138,937
8/11/2015	USD	5,000,000	Goldman Sachs International	BCOMBOTR (floating rate)	0.20% (fixed rate)	631
8/18/2015	USD	2,500,000	Goldman Sachs International	BCOMLCTR (floating rate)	0.20% (fixed rate)	200
8/18/2015	USD	2,500,000	JPMorgan Chase Bank	BCOMALTR (floating rate)	0.09% (fixed rate)	824
8/18/2015	USD	5,000,000	Goldman Sachs International	BCOMCOT (floating rate)	0.09% (fixed rate)	203
8/18/2015	USD	5,000,000	Goldman Sachs International	BCOMSYTR (floating rate)	0.18% (fixed rate)	368

						$204,203

Liability Derivatives
Total Return Swap Agreements
7/09/2015	USD	17,409,683	Citigroup	BCOMENTR (floating rate)	0.12% (fixed rate)	$(691,798)
7/16/2015	USD	23,257,882	Citigroup	BCOMF3T (floating rate)	0.15% (fixed rate)	(254,937)
8/10/2015	USD	18,000,000	Citigroup	BCOMF3T (floating rate)	0.15% (fixed rate)	(531,068)
8/18/2015	USD	5,000,000	Citigroup	BCOMSMT (floating rate)	0.25% (fixed rate)	(42,099)
8/18/2015	USD	5,000,000	Citigroup	BCOMINTR (floating rate)	0.09% (fixed rate)	(45,617)

						$(1,565,519)

At July 31, 2014, the fund had cash collateral of $9,350,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

In addition to its direct investments in commodity-linked notes, the fund may invest up to 25% of its assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary has the same objective, strategies, and restrictions as the fund, except that it will invest in commodity-linked derivatives, primarily in commodity-linked futures, options, and swaps, instead of commodity linked-notes. The Subsidiary may also invest in debt securities. As of July 31, 2014, the Subsidiary’s net assets were $27,299,990, which represented 5.0% of the fund’s net assets. The fund’s Portfolio of Investments has been consolidated and includes the investments of the fund and the Subsidiary.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$22,875,264	$—	$22,875,264
Non-U.S. Sovereign Debt	—	25,654,536	—	25,654,536
Municipal Bonds	—	1,409,170	—	1,409,170
U.S. Corporate Bonds	—	123,715,633	—	123,715,633
Residential Mortgage-Backed Securities	—	12,582,888	—	12,582,888
Commercial Mortgage-Backed Securities	—	2,875,574	—	2,875,574
Asset-Backed Securities (including CDOs)	—	43,013,214	—	43,013,214
Foreign Bonds	—	104,709,959	—	104,709,959
Commodity Linked Structured Notes	—	120,588,582	—	120,588,582
Short Term Securities	—	3,377,968	—	3,377,968
Mutual Funds	62,725,399	—	—	62,725,399
Total Investments	$62,725,399	$460,802,788	$—	$523,528,187

Other Financial Instruments
Swap Agreements	$—	$(1,361,316)	$—	$(1,361,316)

For further information regarding security characteristics, see the Portfolio of Investments.

Commodity-Linked Structured Notes – The fund invests in commodity-linked structured notes, to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis, and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. Commodity-linked structured notes are valued daily by the issuing counterparties under procedures approved by the fund’s Board of Trustees. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily and includes any related interest accruals to be received and fees to be paid by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be received and fees to be paid, is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$546,859,224
Gross unrealized appreciation	13,903,812
Gross unrealized depreciation	(11,749,388)
Net unrealized appreciation (depreciation)	$2,154,424

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,343,423	101,270,834	(53,888,858)	62,725,399

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,510	$62,725,399

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2014

*	Print name and title of each signing officer under his or her signature.